Advance to Game Developers, Net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Advance to Game Developers, Net [Abstract]
Impairment of advance to game developers	$ 2,635,761	$ 3,147,411	$ 401,451
Offline games taken amount	$ 7,502,300	$ 10,430,210	$ 276